Fair Value Measurements - Schedule of fair value on a recurring basis (Details) - USD ($)	4 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Investments held in Trust Account:
Open ended money market fund	$ 79,316	$ 79,316
Increase in the fair value of derivative warrant liabilities	16,200,000
Fair Value, Inputs, Level 1 [Member]
Investments held in Trust Account:
U.S. Treasury Securities(1)	344,931,000
Derivative warrant liabilities:Public warrants		31,050,000
Fair Value, Inputs, Level 3 [Member]
Investments held in Trust Account:
Derivative warrant liabilities:Private placement warrants	16,236,000	$ 20,394,000
Derivative warrant liabilities:Public warrants	$ 26,047,500